Stock-Based Compensation (Details 3) (USD $)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012	Apr. 30, 2013	Jul. 31, 2010	Jul. 31, 2009
Options Outstanding	10,979,634	7,340,182	27,067,667	7,465,638	5,067,138
Weighted Average Exercise Price per Share	$ 0.257	$ 0.46	$ 0.092	$ 0.49	$ 0.44
Options Weighted Average Remaining Life (Years)	4 years 4 months 10 days	4 years 1 month 27 days
Options Aggregate Intrinsic Value	$ 546,025	$ 468,635
Options Exercisable	26,995,167	10,807,134
Weighted Average Exercise Price per Share Exercisable	$ 0.090	$ 0.25
Options Weighted Average Remaining Life (Years)		4 years 2 months 8 days
Options Aggregate Intrinsic Value	$ 546,025	$ 468,635
Exercise Price 0.001 To 0.18 [Member]
Options Range of Exercise Price		$ 0.001
Options Range of Exercise Price		$ 0.18
Options Weighted Average Remaining Life (Years)		4 years 7 months 9 days
Options Exercisable		5,093,856
Weighted Average Exercise Price per Share Exercisable		$ 0.001
Options Weighted Average Remaining Life (Years)		4 years 7 months 9 days
Exercise Price 0.19 To 0.56 [Member]
Options Range of Exercise Price		$ 0.19
Options Range of Exercise Price		$ 0.56
Options Weighted Average Remaining Life (Years)		3 years 1 month 27 days
Options Exercisable		3,250,000
Weighted Average Exercise Price per Share Exercisable		$ 0.28
Options Weighted Average Remaining Life (Years)		3 years 1 month 27 days
Exercise Price 0.57 To 0.63 [Member]
Options Range of Exercise Price		$ 0.57
Options Range of Exercise Price		$ 0.63
Options Weighted Average Remaining Life (Years)		2 years 2 months 26 days
Options Exercisable		200,000
Weighted Average Exercise Price per Share Exercisable		$ 0.56
Options Weighted Average Remaining Life (Years)		2 years 2 months 26 days
Exercise Price 0.64 To 0.65 [Member]
Options Range of Exercise Price		$ 0.64
Options Range of Exercise Price		$ 0.65
Options Weighted Average Remaining Life (Years)		4 years 11 months 23 days
Options Exercisable		1,486,000
Weighted Average Exercise Price per Share Exercisable		$ 0.63
Options Weighted Average Remaining Life (Years)		4 years 11 months 23 days
Exercise Price 0.66 To 0.96 [Member]
Options Range of Exercise Price		$ 0.66
Options Range of Exercise Price		$ 0.96
Options Weighted Average Remaining Life (Years)		2 years 2 months 26 days
Options Exercisable		777,278
Weighted Average Exercise Price per Share Exercisable		$ 0.94
Options Weighted Average Remaining Life (Years)		2 years 2 months 26 days